Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of recoverable cash advances
Contractual advances	€ 7,627
Advances received	7,627
Fixed reimbursements	1,575
Variable reimbursements	49
Sleep apnea device
Disclosure of recoverable cash advances
Contractual advances	1,600
Advances received	1,600
Fixed reimbursements	588
Variable reimbursements	7
First articles
Disclosure of recoverable cash advances
Contractual advances	2,160
Advances received	2,160
Fixed reimbursements	561
Variable reimbursements	11
Clinical trial
Disclosure of recoverable cash advances
Contractual advances	2,400
Advances received	2,400
Fixed reimbursements	360
Variable reimbursements	13
Activation chip improvements
Disclosure of recoverable cash advances
Contractual advances	1,467
Advances received	1,467
Fixed reimbursements	66
Variable reimbursements	€ 18